Stock-Based Compensation (Details) - Schedule of Activities of the Plan - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2014 Equity Incentive Plan [Member]
Schedule of Activities of the Plan [Line Items]
Number of Options, Balances	385,531	385,531
Weighted Average Exercise Price, Balances	$ 0.0001	$ 0.0001
Weighted Average Remaining Contractual Terms, Balances		5 years 8 months 4 days
Aggregate Intrinsic Values, Balances	$ 277,544	$ 335,373
Number of Options, Balances	345,531	385,531
Weighted Average Exercise Price, Balances	$ 0.0001	$ 0.0001
Weighted Average Remaining Contractual Terms, Balances	3 years 8 months 4 days	4 years 8 months 4 days
Aggregate Intrinsic Values, Balances	$ 615,011	$ 277,544
Number of Options, Options vested and exercisable	345,531	385,531
Weighted Average Exercise Price, Options vested and exercisable	$ 0.0001	$ 0.0001
Weighted Average Remaining Contractual Terms, Options vested and exercisable	3 years 8 months 4 days	4 years 8 months 4 days
Aggregate Intrinsic Values, Options vested and exercisable	$ 615,011	$ 277,544
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Exercised	(40,000)
Weighted Average Exercise Price, Exercised	$ 0.0001
Aggregate Intrinsic Values, Exercised	$ 28,796
Number of Options, Forfeited or cancelled
Weighted Average Exercise Price, Forfeited or cancelled
2018 Equity Incentive Plan [Member]
Schedule of Activities of the Plan [Line Items]
Number of Options, Balances	7,337,593	7,048,675
Weighted Average Exercise Price, Balances	$ 0.55	$ 0.54
Weighted Average Remaining Contractual Terms, Balances		7 years 6 months 7 days
Aggregate Intrinsic Values, Balances	$ 1,278,419	$ 2,332,498
Number of Options, Balances	7,044,249	7,337,593
Weighted Average Exercise Price, Balances	$ 0.55	$ 0.55
Weighted Average Remaining Contractual Terms, Balances	5 years 10 months 6 days	6 years 9 months 25 days
Aggregate Intrinsic Values, Balances	$ 8,674,871	$ 1,278,419
Number of Options, Options vested and exercisable	3,684,387	3,338,817
Weighted Average Exercise Price, Options vested and exercisable	$ 0.55	$ 0.55
Weighted Average Remaining Contractual Terms, Options vested and exercisable	6 years 3 months 21 days	6 years 11 months 23 days
Aggregate Intrinsic Values, Options vested and exercisable	$ 4,527,387	$ 318,041
Number of Options, Granted	152,800	1,286,641
Weighted Average Exercise Price, Granted	$ 0.59	$ 0.59
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited or cancelled	(446,144)	(997,723)
Weighted Average Exercise Price, Forfeited or cancelled	$ 0.56	$ 0.54